Share-Based Payments - Summary of Share Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Balance, number of options and rights | shares	18,044,000	18,919,000	10,075,000
Number of options granted | shares	7,000,000		8,844,000
Exercised during the year, number of options and rights | shares	(8,400,000)	(875,000)
Balance, number of options and rights | shares	16,644,000	18,044,000	18,919,000
Outstanding options exercisable | shares	11,394,000	18,044,000	9,905,000
Balance, weighted average exercise price | $ / shares	$ 0.50	$ 0.50	$ 0.39
To employees and directors under the LTIP and NED Plan, weighted average exercise price | $ / shares	2.21		0.62
Exercised during the year, weighted average exercise price | $ / shares	0.36	0.37
Balance, weighted average exercise price | $ / shares	1.28	0.50	0.50
Exercisable at end of year, weighted average exercise price | $ / shares	$ 0.86	$ 0.50	$ 0.37